VESSELS AND CAPITALIZED DRY-DOCKING (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,960.9
Balance	1,850.4	$ 1,924.2	$ 1,960.9
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,937.8
Impairment losses on tangible fixed assets	2.8
Balance	1,836.8	1,878.3	1,937.8
Vessels and capitalized dry docking | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	2,443.3	2,160.1	2,160.1
Additions	14.4	224.3	290.3
Disposals	1.7	15.2	40.9
Transferred from prepayments	50.8	1.6	78.6
Transferred to assets held-for-sale	172.6	17.2	44.8
Balance	2,334.2	2,353.6	2,443.3
Vessels and capitalized dry docking | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(475.0)	(406.2)	(406.2)
Disposals	(1.7)	(15.2)	(40.9)
Depreciation for the year	67.3	59.8	126.2
Transferred to assets held-for-sale	(63.7)	(6.5)	(16.5)
Balance	(476.9)	(444.3)	(475.0)
Vessels and capitalized dry docking | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(30.5)	(31.4)	(31.4)
Impairment losses on tangible fixed assets	2.8	0.8	4.6
Transferred to assets held-for-sale	(12.8)	(1.2)	(5.5)
Balance	$ (20.5)	$ (31.0)	$ (30.5)